Business developments (Details 3) - CHF (SFr) shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2015	Feb. 08, 2016	Dec. 31, 2014	Nov. 04, 2013
Crescent Holding GmbH | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party			88.0
Investment Owned, Face Amount			SFr 4
Portion of registered Group shares held by related party (as a percent)			5.51%
Investment Owned, Investment Additional Information	Participation was lower than the disclosure threshold of 5%.
Chase Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	313.0		276.0
Investment Owned, Face Amount	SFr 13		SFr 11
Portion of registered Group shares held by related party (as a percent)	15.99%		17.17%
Investment Owned, Investment Additional Information	Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.
Harris Associates LP
Related party disclosures
Shares held by related party				81.5
Portion of registered Group shares held by related party (as a percent)				5.17%
Norges Bank
Related party disclosures
Shares held by related party		98.5
Portion of registered Group shares held by related party (as a percent)		5.03%